LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Lessee Disclosure [Abstract]
Schedule of Components of Lease Expense
	Year ended December 31,
	2023	2022	2021

Operating lease cost	1,188	1,340	1,397
Total net lease costs	1,188	1,340	1,397

Schedule of Supplemental Balance Sheet Information Related to Operating Leases
	As of December 31,
	2023	2022

Operating lease ROU assets	6,555	7,156
Operating lease liabilities, current	789	846
Operating lease liabilities, long-term	5,871	6,443
Weighted average remaining lease term (in years)	7.92	4.21
Weighted average discount rate	6.16%	5.58%

Schedule of future lease payments under operating leases
As of December 31, 2023

2024	1,133
2025	1,082
2026	1,000
2027	984
2028 - 2032	4,149

Total undiscounted lease payments	8,348
Less: imputed interest	(1,688)

Present value of lease liabilities	6,660